Investments in Associates and Joint Ventures - Summary of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Book amount	₩ 1,556,889	₩ 1,480,722
K Bank [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 1,865,010	₩ 1,800,856
Percentage of ownership	33.72%	33.72%
Share in net assets	₩ 628,910	₩ 607,276
Intercompany transaction and others	243,971	245,480
Book amount	872,881	852,756
Hyundai Robotics Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 269,960	₩ 286,449
Percentage of ownership	10.00%	10.00%
Share in net assets	₩ 26,996	₩ 28,645
Intercompany transaction and others	20,738	20,727
Book amount	47,734	49,372
KIF Investment Fund [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 531,164	₩ 512,936
Percentage of ownership	33.33%	33.33%
Share in net assets	₩ 177,054	₩ 170,979
Book amount	177,054	170,979
Megazone Cloud Corporation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 547,786	₩ 635,035
Percentage of ownership	6.83%	6.83%
Share in net assets	₩ 37,404	₩ 43,360
Intercompany transaction and others	94,290	92,839
Book amount	131,694	136,199
IGIS No. 4681 General Private Real Estate Investment Company [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 52,605	₩ 52,839
Percentage of ownership	44.64%	44.64%
Share in net assets	₩ 23,484	₩ 23,589
Book amount	23,484	23,589
KT-DSC creative economy youth start-up investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 87,908	₩ 77,430
Percentage of ownership	28.57%	28.57%
Share in net assets	₩ 25,117	₩ 22,123
Book amount	25,117	22,123
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 43,905	₩ 46,120
Percentage of ownership	35.29%	35.29%
Share in net assets	₩ 15,496	₩ 16,278
Intercompany transaction and others	(3,554)	342
Book amount	11,942	₩ 16,620
LS Marine Solution Co Ltd Formerly KT Submarine Co Ltd [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 122,961
Percentage of ownership	7.30%	32.90%
Share in net assets	₩ 8,972
Intercompany transaction and others	14,520
Book amount	₩ 23,492